VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2012
VALUATION AND QUALIFYING ACCOUNTS [Abstract]
VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS
December 31, 2012
(In thousands)

		Additions
Description	Balance at beginning of period	Charged to costs and expenses			Charged to other accounts		Deductions		Balance at end of period

Allowance for Doubtful Accounts:
Year ended December 31, 2010	$13,907		$13,816		$179		$(13,438)		$14,464
Year ended December 31, 2011	$14,464		$16,796		$1,817		$(16,105)		$16,972
Year ended December 31, 2012	$16,972		$15,683		$660		$(18,053)		$15,262

Deferred Tax Valuation Allowance: Account:
Year ended December 31, 2010	$10,708	$	―		$137	(1)	$—		$10,845
Year ended December 31, 2011	$10,845		$29,348	(2)	$1,141	(3)	$(514	)(4)	$40,820
Year ended December 31, 2012	$40,820		$26,989	(5)	$(2,540	)(6)	$—		$65,269

(1)	Adjustment to valuation allowance for state net operating losses of $137.
(2)	Adjustment to valuation allowance for federal net operating losses and federal credits of $22,940 and $6,408, respectively.
(3)	Adjustment to valuation allowance for state net operating losses of $1,141.
(4)	Adjustment to valuation allowance for state credits of $514.
(5)	Adjustment to valuation allowance for federal net operating losses and federal credits of $26,589, and $400, respectively.
(6)	Adjustment to valuation allowance for state net operating losses of $(2,540).

See accompanying report of independent registered public accounting firm